FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       October 24, 2003


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       77

Form 13F Information Table Value Total:       $162,410



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     2604    80630 SH       SOLE                             80630
Abbott Laboratories            COM              002824100      512    12023 SH       SOLE                             12023
Adobe Systems Inc              COM              00724F101     1914    48600 SH       SOLE                             48600
Altria Group Inc               COM              02209S103      284     6495 SH       SOLE                              6495
American International Group   COM              026874107     1137    19706 SH       SOLE                             19706
Amgen Inc                      COM              031162100     3161    49000 SH       SOLE                             49000
Autozone Inc                   COM              053332102     2462    27500 SH       SOLE                             27500
Avery-Dennison Corp            COM              053611109      560    11090 SH       SOLE                             11090
BJ Services Co                 COM              055482103     2043    59800 SH       SOLE                             59800
Bank of America Corp           COM              060505104     5088    65193 SH       SOLE                             65193
Barr Laboratories Inc          COM              068306109     3743    54870 SH       SOLE                             54870
BellSouth Corp                 COM              079860102     3589   151575 SH       SOLE                            151575
Brown & Brown Inc              COM              115236101     1453    47200 SH       SOLE                             47200
Cardinal Health Inc            COM              14149Y108      251     4300 SH       SOLE                              4300
Caremark Rx Inc                COM              141705103     3159   139800 SH       SOLE                            139800
ChevronTexaco Corp             COM              166764100     2887    40410 SH       SOLE                             40410
Cisco Systems Inc              COM              17275R102     3919   200070 SH       SOLE                            200070
Citigroup Inc                  COM              172967101     3965    87121 SH       SOLE                             87121
Coach Inc                      COM              189754104     2737    50135 SH       SOLE                             50135
Coca Cola Co                   COM              191216100     2808    65355 SH       SOLE                             65355
Costco Wholesale Corp          COM              22160K105      274     8800 SH       SOLE                              8800
Dell Inc                       COM              247025109     7021   210090 SH       SOLE                            210090
Dow Chemical Co                COM              260543103      293     9000 SH       SOLE                              9000
EMC Corp - Mass                COM              268648102      207    16350 SH       SOLE                             16350
Ebay Inc                       COM              278642103     2443    45550 SH       SOLE                             45550
Exxon Mobil Corp               COM              30231G102      746    20388 SH       SOLE                             20388
Fannie Mae                     COM              313586109     5021    71530 SH       SOLE                             71530
Fifth Third Bancorp            COM              316773100     2283    41100 SH       SOLE                             41100
First Data Corp                COM              319963104     2505    62700 SH       SOLE                             62700
General Electric Co            COM              369604103     4642   155712 SH       SOLE                            155712
Health Management Assoc Inc    COM              421933102      513    23524 SH       SOLE                             23524
Home Depot Inc                 COM              437076102     1287    40400 SH       SOLE                             40400
Illinois Tool Works Inc        COM              452308109      878    13250 SH       SOLE                             13250
Integrated Circuit Systems     COM              45811k208     2451    81600 SH       SOLE                             81600
International Business Machine COM              459200101     4048    45831 SH       SOLE                             45831
Jacobs Engineering Group Inc   COM              469814107     2616    58000 SH       SOLE                             58000
Johnson & Johnson              COM              478160104     1920    38764 SH       SOLE                             38764
Kerr-McGee Corp                COM              492386107      354     7925 SH       SOLE                              7925
Lehman Brothers Holding Inc    COM              524908100     1789    25900 SH       SOLE                             25900
Lennar Corp                    COM              526057104     4615    59325 SH       SOLE                             59325
Lowe's Companies               COM              548661107     3397    65450 SH       SOLE                             65450
MBNA Corp                      COM              55262L100     2568   112651 SH       SOLE                            112651
Medtronic Inc                  COM              585055106     1046    22300 SH       SOLE                             22300
Merck & Co Inc                 COM              589331107      281     5550 SH       SOLE                              5550
Michael Stores Inc             COM              594087108      300     7370 SH       SOLE                              7370
Microsoft Corp                 COM              594918104     5532   199010 SH       SOLE                            199010
Northern Trust Corp.           COM              665859104      762    18000 SH       SOLE                             18000
Office Depot Inc               COM              676220106      192    13700 SH       SOLE                             13700
PSS World Medical Inc          COM              69366A100      176    20000 SH       SOLE                             20000
Pactiv Corporation             COM              695257105     2361   116400 SH       SOLE                            116400
Paychex Inc                    COM              704326107     2588    75900 SH       SOLE                             75900
Pfizer Inc                     COM              717081103     4313   141974 SH       SOLE                            141974
Procter & Gamble Co            COM              742718109      655     7060 SH       SOLE                              7060
Ruby Tuesday Inc               COM              781182100     2963   122875 SH       SOLE                            122875
SBC Communications Inc         COM              78387G103      777    34922 SH       SOLE                             34922
Schering Plough Corp           COM              806605101      415    27255 SH       SOLE                             27255
Smith International Inc        COM              832110100      237     6600 SH       SOLE                              6600
Southern Co                    COM              842587107      312    10638 SH       SOLE                             10638
St Jude Medical Inc            COM              790849103     3726    69300 SH       SOLE                             69300
Stryker Corp                   COM              863667101     2674    35500 SH       SOLE                             35500
SunTrust Banks Inc             COM              867914103      625    10348 SH       SOLE                             10348
Symantec Corp                  COM              871503108     3469    54900 SH       SOLE                             54900
Sysco Corp                     COM              871829107     2365    72300 SH       SOLE                             72300
TCF Financial Corp             COM              872275102     2580    53800 SH       SOLE                             53800
United Parcel Service -CL B    COM              911312106     2453    38450 SH       SOLE                             38450
United Technologies Corp       COM              913017109     3729    48250 SH       SOLE                             48250
Verizon Communications         COM              92343v104      230     7098 SH       SOLE                              7098
Wachovia Corp                  COM              929903102      754    18300 SH       SOLE                             18300
Wal-Mart Stores Inc            COM              931142103     4837    86600 SH       SOLE                             86600
Walgreen Co                    COM              931422109     2620    85500 SH       SOLE                             85500
Washington Mutual Inc          COM              939322103     1831    46500 SH       SOLE                             46500
Wellpoint Health Networks      COM              94973h108     2894    37550 SH       SOLE                             37550
Wells Fargo Company            COM              949746101      546    10600 SH       SOLE                             10600
XTO Energy Inc                 COM              98385X106     3490   166265 SH       SOLE                            166265
American High Income Tr SBI                     026547109      143 12033.869000SH    SOLE                        12033.869000
American Wash Mutual Invst-A                    939330106      221 8542.725000SH     SOLE                        8542.725000
Merrill Lynch Fundamental Grow                  589958107      163 10938.081000SH    SOLE                        10938.081000